Equity (Details) - Schedule of Aggregate Liquidation Payment - shares	Sep. 30, 2024	Dec. 31, 2023
Schedule of Aggregate Liquidation Payment [Line Items]
Total Shares Issued	0	1,302,082
Shares Issued to Investors [Member]
Schedule of Aggregate Liquidation Payment [Line Items]
Total Shares Issued		1,302,082